TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
TAXES.
VAT tax payable	$ 556,022	$ 64,129
Corporate income tax payable	142,255	148,204
Business and other taxes payable	117,534	92,972
Total	$ 815,811	$ 305,305